Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) [Abstract]
Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only)

21.  Condensed Financial Statements of Unity Bancorp, Inc.

(Parent Company Only)

Balance Sheets
(In thousands)	December 31, 2012	December 31, 2011
ASSETS
Cash and cash equivalents	$11,869	$3,475
Securities available for sale	105	88
Capital note due from Bank	8,500	8,500
Investment in subsidiaries	72,213	76,698
Other assets	476	500
Total assets	$93,163	$89,261
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	$188	$238
Subordinated debentures	15,465	15,465
Shareholders' equity	77,510	73,558
Total liabilities and shareholders' equity	$93,163	$89,261

Statements of Income	For the years ended December 31,
(In thousands)	2012	2011
Total interest income	$761	$749
Total interest expense	345	757
Net interest income (expense)	416	(8)
Other expenses	19	21
Income (loss) before provision (benefit) for income taxes and equity in undistributed net income of subsidiary	397	(29)
Provision (benefit) for income taxes	136	(11)
Income (loss) before equity in undistributed net income of subsidiary	261	(18)
Equity in undistributed net income of subsidiary	3,983	2,564
Net income	4,244	2,546
Preferred stock dividends and discount accretion	1,602	1,558
Income available to common shareholders	$2,642	$988

Statements of Cash Flows	For the years ended December 31,
(In thousands)	2012	2011
OPERATING ACTIVITIES
Net income	$4,244	$2,546
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(3,983)	(2,564)
Net change in other assets and other liabilities	(8)	23
Net cash provided by operating activities	253	5
FINANCING ACTIVITIES
Proceeds from exercise of common stock	173	446
Cash dividends paid on preferred stock	(1,032)	(1,032)
Dividend from Bank	9,000	-
Net cash provided by (used in) financing activities	8,141	(586)
Increase (decrease) in cash and cash equivalents	8,394	(581)
Cash and cash equivalents, beginning of period	3,475	4,056
Cash and cash equivalents, end of period	$11,869	$3,475
SUPPLEMENTAL DISCLOSURES
Interest paid	$362	$766